Borrowings and debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 51,821	R$ 53,232
Current liabilities	8,268	2,278
Non-current liabilities	43,553	50,954
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 47,626	49,052
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 15
Total	R$ 39,036	43,921
Foreign Currency [Member] | Loans Indexed To S O F R [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	1.93
Total	R$ 8,986	5,261
Borrowings maturity	Jan/2026 to Feb/2031
Foreign Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	5.65
Total		384
Borrowings maturity	Sep/2025
Foreign Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (396)	(514)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,195	4,180
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.5
Total	R$ 2	8
Borrowings maturity	Jan/2026 to May/2026
Local Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (16)	(21)
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 15
Total	R$ 3,123	3,075
Local Currency [Member] | Loans Indexed To I P C A [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.04
Total	R$ 243	291
Borrowings maturity	Jan/2026 to Jan/2031
Local Currency [Member] | Loans Indexed To C D I [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	3.41
Total	R$ 843	R$ 827
Borrowings maturity	Jan/2026 to Jul/2027